Leases	12 Months Ended
Aug. 31, 2020
Leases [Abstract]
Leases
13	Leases

The company has operating leases for certain of its premises under various non-cancelable lease agreements that have been accounted for under IFRS 16 since September 1, 2019 (note 2). The company’s operating leases have remaining lease terms ranging from one year to eight years. The company’s operating lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Minimal rentals payable under operating leases are as follows as at August 31, 2020:

No later than 1 year	$3,249
Later than 1 year and no later than 5 years	6,377
Later than 5 years	957
Total lease liabilities as at August 31, 2020	$10,583

The difference between operating lease commitments disclosed applying IAS 17 as at August 31, 2019, discounted using the incremental borrowing rate of 2% at the date of the initial application of IFRS 16 as at September 1, 2019, and the lease liabilities recognized in the consolidated balance sheet as at that date is as follows:

Discounted operating lease commitments under IAS 17 as at August 31, 2019	$8,915
Discounted impact of renewal options that are reasonably certain to be exercised	1,928
Lease liabilities as at September 1, 2019 under IFRS 16	$10,843